Expense Example, No Redemption - Class C	Optimum Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum International Fund Expense Example, No Redemption, 1 Year	Optimum International Fund Expense Example, No Redemption, 3 Years	Optimum International Fund Expense Example, No Redemption, 5 Years	Optimum International Fund Expense Example, No Redemption, 10 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 1 Year	Optimum Fixed Income Fund Expense Example, No Redemption, 3 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 5 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 10 Years
USD ($)	200	625	1,075	2,325	195	603	1,037	2,243	233	733	1,259	2,701	223	698	1,200	2,581	212	665	1,145	2,468	184	569	980	2,127